Property, plant and equipment, net (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, plant and equipment, net
Property, plant and equipment, gross	$ 13,381	$ 12,546
Accumulated depreciation	(7,127)	(6,599)
Total property, plant and equipment, net	6,254	5,947
Assets under capital leases included in property, plant and equipment, net
Capital lease assets, gross	210	183
Accumulated depreciation	(115)	(103)
Total capital lease assets, net	95	80
Depreciation expense
Depreciation expense including depreciation of assets under capital leases	842	733	660
Land and buildings
Property, plant and equipment, net
Property, plant and equipment, gross	4,478	4,316
Assets under capital leases included in property, plant and equipment, net
Capital lease assets, gross	112	88
Machinery and equipment
Property, plant and equipment, net
Property, plant and equipment, gross	8,258	7,603
Assets under capital leases included in property, plant and equipment, net
Capital lease assets, gross	98	95
Construction in progress
Property, plant and equipment, net
Property, plant and equipment, gross	$ 645	$ 627